Accounting policies (Policies)	6 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Taxes on income	Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.
New and amended standards and interpretations adopted by the Group

New and amended standards and interpretations adopted by the Group

The following amendment to standards has been adopted by the Group for the first time for the year ended 30 June 2024:

●	Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 1)

The adoption of this amendment has not had a material effect on the Group’s financial statements.

New and amended standards and interpretations issued but not yet adopted

New and amended standards and interpretations issued but not yet adopted

The following amendment to IFRS that has been issued by the IASB will become effective in a subsequent accounting period:

●	Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

This change is not expected to have a material effect on the Group’s financial statements.